Preferred shares and share capital (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Class Of Stock [Line Items]
Schedule of Preferred Shares Outstanding

At December 31, 2019, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2019	2018
A	315,000	—	―	―	$—	$—
B	260,000	—	―	―	―	―
C	40,000,000	—	―	―	―	―
D	20,000,000	5,093,728(1)	7.95%	January 30, 2018(2)	127.3	175.4
E	15,000,000	5,415,937	8.25%	February 13, 2019(2)	135.4	135.4
F	20,000,000	―	―	―	―	―
G	15,000,000	7,800,800	8.20%	June 16, 2021(2)	195.0	195.0
H	15,000,000	9,025,105	7.875%	August 11, 2021(2)	225.6	225.6
I	6,000,000	6,000,000	8.00%	October 30, 2023(2)	150.0	150.0
R	1,000,000	―	―	―	―	―

(1)

The Company issued 1,986,449 Series D preferred shares as consideration for the acquisition of GCI on March 13, 2018, which are redeemable at the option of the holder for a period, beginning 18 months and ending 19 months after issuance. Upon issuance, these preferred shares were recorded outside of permanent equity at a fair value of $23.74 per share, accreted up to the holder’s redemption value of $24.84 per share until the earliest redemption date.  In September 2019, the Company repurchased 1,923,585 preferred shares in exchange for $47,782,000, pursuant to the exercise of a one-time put right granted to holders of the Series D preferred shares issued as part of the acquisition of GCI on March 13, 2018 (note 3).

(2)

Redeemable by the Company, in whole or in part, at a redemption price equal to its liquidation preference of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.